Shareholder Fees	Oct. 31, 2025 USD ($)
Palmer Square Income Plus Fund | Class I
Prospectus [Line Items]
Redemption Fee	$ (20)
Exchange Fee	25
Maximum Account Fee	15
Palmer Square Income Plus Fund | Class T
Prospectus [Line Items]
Redemption Fee	(20)
Exchange Fee	25
Maximum Account Fee	15
Palmer Square Ultra-Short Duration Investment Grade Fund | Palmer Square Ultra-Short Duration Investment Grade Fund
Prospectus [Line Items]
Redemption Fee	(20)
Exchange Fee	25
Maximum Account Fee	$ 15